Pension Plans and Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Summary of Defined Benefit Plans
The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$34.3	$1.9	$1,635.3	$458.0	$1,669.6	$459.9
Actuarial loss (gain)	2.1	0.2	182.0	(14.8)	184.1	(14.6)
Current service cost	2.6	—	23.8	8.5	26.4	8.5
Member contributions	—	—	—	2.2	—	2.2
Interest cost	1.2	0.1	67.8	19.1	69.0	19.2
Benefits paid	(4.0)	(0.1)	(77.3)	(24.4)	(81.3)	(24.5)
Expenses paid	(0.1)	—	(0.6)	(0.1)	(0.7)	(0.1)
Settlements	—	—	(24.7)	—	(24.7)	—
Plan amendments	—	—	0.3	—	0.3	—
Other	—	—	—	1.0	—	1.0
Foreign exchange translation	—	—	(82.0)	(21.8)	(82.0)	(21.8)
Balance, end of year	$36.1	$2.1	$1,724.6	$427.7	$1,760.7	$429.8

Plan assets
Fair value, beginning of year	$13.8	$—	$1,354.1	$791.2	$1,367.9	$791.2
Actual return on plan assets	0.9	—	284.2	177.4	285.1	177.4
Employer contributions	4.3	0.1	38.7	0.1	43.0	0.2
Member contributions	—	—	—	2.2	—	2.2
Benefits paid	(4.0)	(0.1)	(77.3)	(23.7)	(81.3)	(23.8)
Expenses paid	(0.1)	—	(0.6)	(0.1)	(0.7)	(0.1)
Settlements	—	—	(25.7)	—	(25.7)	—
Other	—	—	—	0.1	—	0.1
Foreign exchange translation	—	—	(69.5)	(41.3)	(69.5)	(41.3)
Fair value, end of year	$14.9	$—	$1,503.9	$905.9	$1,518.8	$905.9
Funded status	$(21.2)	$(2.1)	$(220.7)	$478.2	$(241.9)	$476.1
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Year Ended December 31, 2018	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$165.6	$15.8	$303.8	$82.7	$469.4	$98.5
Plans disposed	(132.1)	(13.6)	—	—	(132.1)	(13.6)
Actuarial gain	(0.8)	(0.1)	(67.7)	(33.8)	(68.5)	(33.9)
Current service cost	2.4	0.1	16.2	5.3	18.6	5.4
Member contributions	—	—	—	2.1	—	2.1
Interest cost	1.2	0.1	38.0	10.9	39.2	11.0
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.7	—	1,311.7	382.9	1,312.4	382.9
Plan amendments	—	(0.4)	—	—	—	(0.4)
Foreign exchange translation	—	—	77.4	21.4	77.4	21.4
Balance, end of year	$34.3	$1.9	$1,635.3	$458.0	$1,669.6	$459.9

Plan assets
Fair value, beginning of year	$115.2	$8.1	$248.7	$70.8	$363.9	$78.9
Plans disposed	(102.1)	(8.1)	—	—	(102.1)	(8.1)
Actual return on plan assets	(0.3)	—	(54.7)	(37.2)	(55.0)	(37.2)
Employer contributions	3.4	—	7.6	2.5	11.0	2.5
Member contributions	—	—	—	2.1	—	2.1
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.3	—	1,133.2	732.7	1,133.5	732.7
Foreign exchange translation	—	—	63.4	33.8	63.4	33.8
Fair value, end of year	$13.8	$—	$1,354.1	$791.2	$1,367.9	$791.2
Funded status	$(20.5)	$(1.9)	$(281.2)	$333.2	$(301.7)	$331.3
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Schedule of Amounts Included in the Consolidated Balance Sheets
The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2019			December 31, 2018
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post- Retirement Benefits	Total (a)
Prepaid post-retirement benefits	$—	$486.8	$486.8	$—	$341.4	$341.4
Accounts payable and accrued liabilities	(25.7)	—	(25.7)	(27.6)	—	(27.6)
Future employee obligations	(216.2)	(10.7)	(226.9)	(274.1)	(10.1)	(284.2)
	$(241.9)	$476.1	$234.2	$(301.7)	$331.3	$29.6

(a) Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.

Schedule of Funded Status Based on Accumulated Benefit Obligation
The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2019		December 31, 2018
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$34.7	$1,616.4	$32.9	$1,525.6

(a)	Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

Summary of Amounts Recorded in Other Comprehensive Income (Loss)
The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit (cost)	$(0.2)	$0.3	$0.1	$—	$(0.1)	$0.3
Net actuarial gain (loss)	(9.4)	(0.7)	(14.9)	18.2	(24.3)	17.5
Recognized in AOCI pre-tax	$(9.6)	$(0.4)	$(14.8)	$18.2	$(24.4)	$17.8
Increase (decrease) by the amount included in deferred tax liabilities	2.3	0.1	7.0	(9.0)	9.3	(8.9)
Net amount in AOCI after-tax	$(7.3)	$(0.3)	$(7.8)	$9.2	$(15.1)	$8.9

Year Ended December 31, 2018	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit (cost)	$(0.3)	$0.4	$(0.2)	$—	$(0.5)	$0.4
Net actuarial loss	(8.7)	(0.5)	(10.7)	(5.0)	(19.4)	(5.5)
Recognized in AOCI pre-tax	$(9.0)	$(0.1)	$(10.9)	$(5.0)	$(19.9)	$(5.1)
Increase by the amount included in deferred tax liabilities	2.4	—	2.2	1.4	4.6	1.4
Net amount in AOCI after-tax	$(6.6)	$(0.1)	$(8.7)	$(3.6)	$(15.3)	$(3.7)

Summary of Amounts Recorded in A Regulatory Asset (Liability)
The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost (credit)	$—	$—	$1.1	$(105.4)	$1.1	$(105.4)
Net actuarial loss (gain)	—	—	127.1	(155.8)	127.1	(155.8)
Recognized in regulatory asset (liability)	$—	$—	$128.2	$(261.2)	$128.2	$(261.2)

Year Ended December 31, 2018	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost (credit)	$—	$—	$0.8	$(110.2)	$0.8	$(110.2)
Net actuarial loss (gain)	—	—	188.2	(52.6)	188.2	(52.6)
Recognized in regulatory asset (liability)	$—	$—	$189.0	$(162.8)	$189.0	$(162.8)

Schedule of Amounts to be Amortized from AOCI in the Next Fiscal Year

Amounts to be amortized in the next fiscal year from AOCI	Defined Benefit	Post-Retirement Benefits
Past service cost (credit)	$0.2	$(0.7)
Actuarial loss	4.0	0.3
Total	$4.2	$(0.4)

Schedule of Amounts in Regulatory Assets (Liabilities) to be Recognized over Next Fiscal Year

Amounts to be amortized in the next fiscal year from regulatory assets (liabilities)	Defined Benefit	Post-Retirement Benefits
Past service credit (cost)	$(0.2)	$16.7
Actuarial gain (loss)	(17.1)	0.5
Total	$(17.3)	$17.2

Schedule of Net Periodic Benefit Expense
The net pension expense by plan was as follows:

	Year Ended December 31, 2019
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$2.6	$—	$23.8	$8.5	$26.4	$8.5
Interest cost (b)	1.2	0.1	67.8	19.1	69.0	19.2
Expected return on plan assets (b)	(0.5)	—	(74.6)	(37.1)	(75.1)	(37.1)
Amortization of past service cost (credit) (b)	0.1	—	0.4	(21.9)	0.5	(21.9)
Amortization of net actuarial loss (b)	0.9	—	11.7	0.1	12.6	0.1
Plan settlements (b)	—	—	4.1	—	4.1	—
Other (b)	—	—	—	0.9	—	0.9
Net benefit cost (income) recognized	$4.3	$0.1	$33.2	$(30.4)	$37.5	$(30.3)

(a)	Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income (Loss).

(b)	Recorded under the line item “other income” on the Consolidated Statements of Income (Loss).

	Year Ended December 31, 2018
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$2.4	$0.1	$16.2	$5.3	$18.6	$5.4
Interest cost (b)	1.2	0.1	38.0	10.9	39.2	11.0
Expected return on plan assets (b)	(0.5)	—	(49.9)	(21.6)	(50.4)	(21.6)
Amortization of past service cost (credit) (b)	0.1	—	0.1	(11.5)	0.2	(11.5)
Amortization of net actuarial loss (b)	0.6	—	7.7	0.4	8.3	0.4
Net benefit cost (income) recognized	$3.8	$0.2	$12.1	$(16.5)	$15.9	$(16.3)

(a)	Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income (Loss).

(b)	Recorded under the line item “other income” on the Consolidated Statements of Income (Loss).

Schedule of Collective Investment Mixes for Plan Assets
The collective investment mixes for the plans are as follows as at December 31, 2019:

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$1.9	$1.9	$—	12.8
Canadian equities	4.1	4.1	—	27.5
Foreign equities	2.4	2.4	—	16.0
Fixed income	5.7	5.7	—	38.3
Real estate	0.8	—	0.8	5.4
	$14.9	$14.1	$0.8	100.0

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$10.8	$10.8	$—	0.4
Canadian equities	2.6	2.6	—	0.1
Foreign equities (a)	302.5	302.2	0.3	12.6
Fixed income	933.0	123.2	809.8	38.7
Derivatives	(0.2)	—	(0.2)	—
Other (b)	12.0	—	12.0	0.5
Total investments in the fair value hierarchy	$1,260.7	$438.8	$821.9	52.3
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$648.9			26.9
Private equity/limited partnership (e)	55.6			2.3
Pooled separate accounts (f)	32.0			1.3
Collective trust fund (g)	433.8			18.1
Total fair value of plan investments	$2,431.0			100.9
Net payable (h)	(21.2)			(0.9)
	$2,409.8			100.0

(a)	Investments in foreign equities include U.S. and international securities.

(b)	As at December 31, 2019, these investments consisted primarily of non-U.S. government bonds.

(c)
In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(d)
As at December 31, 2019, investments in commingled funds consisted of approximately 58 percent common stock of large-cap U.S. companies, 18 percent U.S. Government fixed income securities, and 24 percent corporate bonds for WGL’s post-retirement benefit plans.

(e)	As at December 31, 2019, investments in a private equity/limited partnership consisted of common stock of international companies.

(f)	As at December 31, 2019, investments in pooled separate accounts consisted of income producing properties located in the United States.

(g)
As at December 31, 2019, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 8 percent income producing properties located in the United States, and 2 percent short-term money market investments.

(h)	As at December 31, 2019, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Total	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$12.7	$12.7	$—	0.5
Canadian equities	6.7	6.7	—	0.3
Foreign equities (a)	304.9	304.6	0.3	12.6
Fixed income	938.7	128.9	809.8	38.7
Derivatives	(0.2)	—	(0.2)	—
Real estate	0.8	—	0.8	—
Other (b)	12.0	—	12.0	0.5
Total investments in the fair value hierarchy	$1,275.6	$452.9	$822.7	52.6
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds(d)	$648.9			26.8
Private equity/limited partnership (e)	55.6			2.3
Pooled separate accounts (f)	32.0			1.3
Collective trust fund (g)	433.8			17.9
Total fair value of plan investments	$2,445.9			100.9
Net payable (h)	(21.2)			(0.9)
	$2,424.7			100.0

(a)	Investments in foreign equities include U.S. and international securities.

(b)	As at December 31, 2019, these investments consisted primarily of non-U.S. government bonds.

(c)
In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(d)
As at December 31, 2019, investments in commingled funds consisted of approximately 58 percent common stock of large-cap U.S. companies, 18 percent U.S. Government fixed income securities, and 24 percent corporate bonds for WGL’s post-retirement benefit plans.

(e)	As at December 31, 2019, investments in a private equity/limited partnership consisted of common stock of international companies.

(f)	As at December 31, 2019, investments in pooled separate accounts consisted of income producing properties located in the United States.

(g)
As at December 31, 2019, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 8 percent income producing properties located in the United States, and 2 percent short-term money market investments.

(h)	As at December 31, 2019, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Year Ended December 31	2019		2018
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.90 - 4.40	3.90 - 4.50	3.25 - 4.30	3.60 - 4.30
Expected long-term rate of return on plan assets (%) (a)	5.75 - 7.15	4.66 - 7.15	3.20 - 7.60	3.75 - 7.60
Rate of compensation increase (%)	2.75 - 4.10	4.10	2.75 - 4.10	4.10
Average remaining service life of active employees (years)	9.0	13.2	9.6	14.1

(a)	Only applicable for funded plans

Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations

As at December 31	2019		2018
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.90 - 3.50	3.10 - 3.60	3.60 - 4.40	3.90 - 4.50
Rate of compensation increase (%)	2.75 - 4.00	3.50	2.75 - 4.10	4.10

Summary of Assumed Health Care Cost Trend Rates
A one percentage point change in the assumed health care trend rates would have the following effects for 2019:

	Increase	Decrease
Service and interest costs	$1.9	$(1.5)
Accrued benefit obligation	$22.7	$(18.4)

Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans
The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2020	$37.0	$3.2
Expected benefit payments:
2020	$104.6	$23.8
2021	$85.1	$22.6
2022	$93.3	$22.5
2023	$90.0	$22.3
2024	$90.7	$22.1
2025 - 2028	$474.1	$112.6